BLACKROCK MUNIHOLDINGS FUND, INC.

ARTICLES OF AMENDMENT

AMENDING THE ARTICLES SUPPLEMENTARY ESTABLISHING AND FIXING THE RIGHTS AND PREFERENCES OF

VARIABLE RATE MUNI TERM PREFERRED SHARES

This is to certify that:

First: The charter of BlackRock MuniHoldings Fund, Inc., a Maryland corporation (the “Corporation”), is amended by these Articles of Amendment, which amend the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Muni Term Preferred Shares, dated as of December 15, 2011, as amended to date (the “Articles Supplementary”).

Second: The charter of the Corporation is hereby amended by deleting the first and second recitals of the Articles Supplementary and inserting the following:

FIRST: Pursuant to authority expressly vested in the Board of Directors of the Corporation by Article VI of the Corporation’s Charter, the Board of Directors has, by resolution duly adopted on December 14, 2011, reclassified 837 authorized and unissued shares of common stock of the Corporation as shares of preferred stock of the Corporation, par value $0.10 per share, as Variable Rate Muni Term Preferred Shares (together with any Variable Rate Muni Term Preferred Shares approved and issued after December 14, 2011, the “VMTP Preferred Shares”). The VMTP Preferred Shares may be issued in one or more series, as designated and authorized by the Board of Directors or a duly authorized committee thereof from time to time (each series of VMTP Preferred Shares that may be authorized and issued, a “Series”).

SECOND: Pursuant to authority expressly vested in the Board of Directors of the Corporation by Article VI of the Corporation’s Charter, the Board of Directors, by resolution duly adopted on June 16, 2020, and by unanimous written consent duly adopted on February 27, 2021, approved the reclassification of 2,641 authorized and unissued shares of common stock of the Corporation as additional VMTP Preferred Shares.

THIRD: The preferences (including liquidation preference), voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, of the shares of each Series of VMTP Preferred Shares are as follows or as set forth in an amendment to these Articles Supplementary or otherwise in the Corporation’s Charter (each such Series being referred to herein as a “Series of VMTP Preferred Shares”):

Third: The charter of the Corporation is hereby amended by deleting the section titled “Designation” in the Articles Supplementary and replacing it with the following:

DESIGNATION

Series W-7: A series of preferred stock, par value $0.10 per share, liquidation preference $100,000 per share, was previously authorized and designated “Series W-7 VMTP Preferred Shares”. The number of Series W-7 VRDP Shares approved for issuance is 3,478. Each Series W-7 VMTP Preferred Share shall be issued on a date or dates determined by the Board of Directors of the Corporation or pursuant to their delegated authority; have an Applicable Rate commencing on March 8, 2021 that is initially equal to the sum of 0.95% per annum plus 75% of the one-month LIBOR Rate (as defined herein); and have such other preferences, voting powers, restrictions, limitations as to dividends and distributions, qualifications and terms and conditions of redemption, required by Applicable Law and that are expressly set forth in these Articles Supplementary and the Charter. The Series W-7 VMTP Preferred Shares shall constitute a separate series of preferred stock of the Corporation and each Series W-7 VMTP Preferred Share shall be identical. Except as otherwise provided with respect to any additional Series of VMTP Preferred Shares or unless the context requires otherwise, the terms and conditions of these Articles Supplementary apply to each Series of VMTP Preferred Shares and each share of such Series.

Fourth: The charter of the Corporation is hereby amended by deleting the definitions of “Date of Original Issue,” “Dividend Period” and “Registration Rights Agreement” and replacing them with the following definitions:

“Date of Original Issue” means, with respect to each share of a Series of VMTP Preferred Shares, the date on which the Corporation issued such VMTP Preferred Share.

“Dividend Period” means, with respect to the Series W-7 VMTP Preferred Shares, in the case of the first Dividend Period for the shares of such Series issued on March 8, 2021, the period beginning on March 8, 2021 and ending on and including March 31, 2021, and for each subsequent Dividend Period for all shares of such Series, the period beginning on and including the first calendar day of the month following the month in which the previous Dividend Period ended and ending on and including the last calendar day of such month.

“Registration Rights Agreement” means the registration rights agreement dated as of the Closing Date between the Corporation and JPMorgan Chase Bank, N.A, as amended, modified or supplemented from time to time.

Fifth: The charter of the Corporation is hereby amended by deleting Section 1 in its entirety and replacing it with the following:

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1.         Number of Authorized Shares.

(a)               Authorized Shares. The number of authorized shares of Series W-7 VMTP Preferred Shares is as set forth above under the title “Designation.”

(b)       Capitalization. So long as any VMTP Preferred Shares are Outstanding, the Corporation shall not, issue (i) any class or series of shares ranking prior to or on a parity with VMTP Preferred Shares with respect to the payment of dividends or the distribution of assets upon dissolution, liquidation or winding up of the affairs, or (ii) any other “senior security” (as defined in the 1940 Act as of the Date of Original Issue) of the Corporation other than the Corporation’s use of tender option bonds, futures, forwards, swaps and other derivative transactions, except as may be issued in connection with any issuance of preferred shares or other senior securities some or all of the proceeds from which issuance are used to redeem all of the Outstanding VMTP Preferred Shares (provided that the Corporation delivers the proceeds from such issuance necessary to redeem all of the Outstanding VMTP Preferred Shares to the Redemption and Paying Agent for investment in Deposit Securities for the purpose of redeeming such VMTP Preferred Shares and issues a Notice of Redemption and redeems such VMTP Preferred Shares as soon as practicable in accordance with the terms of these Articles Supplementary). For the avoidance of doubt, the foregoing restrictions on issuance set forth in this paragraph (b) shall not apply to the issuance of any shares of any Series of VMTP Preferred Shares.

Sixth: These Articles of Amendment shall be effective as of March 8, 2021.

Seventh: The amendment to the charter of the Corporation as set forth above in these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

[Signature Page Follows]

IN WITNESS WHEREOF, BlackRock MuniHoldings Fund, Inc. has caused these Articles of Amendment to be signed as of March 3, 2021, in its name and on its behalf by the person named below, who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information, and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

BLACKROCK MUNIHOLDINGS FUND, INC.

By: /s/ Jonathan Diorio

Name: Jonathan Diorio

Title: Vice President

ATTEST:

/s/ Janey Ahn

Name: Janey Ahn

Title: Secretary

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